OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

23.	OTHER CURRENT LIABILITIES

(in thousands of $)	2019	2018
Deferred charter revenue	4,975	304
Other	2,570	3,600
	7,545	3,904